Note 16 - Inventories, net (Tables)	12 Months Ended
Dec. 31, 2024
Note 16 - Inventories, net
Disclosure of detailed information about inventories [text block]
	Year ended December 31,
	2024	2023
Finished goods	1,332,646	1,401,754
Goods in process	993,294	1,068,956
Raw materials	504,124	569,837
Supplies	712,059	648,443
Goods in transit	370,993	441,217
	3,913,116	4,130,207
Allowance for obsolescence, see note 25 (i)	(203,174)	(209,110)
	3,709,942	3,921,097